Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

(1)	Details of trade and other receivables as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,268,680	(260,040)	2,008,640
Short-term loans		59,643	(549)	59,094
Accounts receivable — other(*)		1,006,183	(68,346)	937,837
Accrued income		6,232	(166)	6,066
Guarantee deposits (Other current assets)		2,714	—	2,714

		3,343,452	(329,101)	3,014,351
Non-current assets:
Long-term loans		75,860	(46,826)	29,034
Long-term accounts receivable — other(*)		274,053	—	274,053
Guarantee deposits		313,140	—	313,140
Long-term accounts receivable — trade (Other non-current assets)		11,410	(117)	11,293

		674,463	(46,943)	627,520

	￦	4,017,915	(376,044)	3,641,871

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2018 include ￦489,617 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2017
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,365,270	(239,263)	2,126,007
Short-term loans		63,380	(550)	62,830
Accounts receivable — other		1,336,247	(75,412)	1,260,835
Accrued income		3,979	—	3,979
Guarantee deposits (Other current assets)		3,927	—	3,927

		3,772,803	(315,225)	3,457,578
Non-current assets:
Long-term loans		97,635	(46,761)	50,874
Long-term accounts receivable — other		287,048	—	287,048
Guarantee deposits		292,590	—	292,590
Long-term accounts receivable — trade (Other non-current assets)		12,933	(185)	12,748

		690,206	(46,946)	643,260

	￦	4,463,009	(362,171)	4,100,838

(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs during the years ended December 31, 2018 and 2017 are as follows:

(In millions of won)
	Beginning balance		Impact of adopting IFRS 9	Impairment	Write- offs(*)	Collection of receivables previously written-off	Business combination and others	Ending Balance
2018	￦	239,448	12,950	38,211	(46,616)	13,455	2,709	260,157
2017		241,828	—	34,584	(52,897)	15,933	—	239,448

(*)	The Group writes off the trade and other receivables when contractual payments are more than 5 years past due, or for reasons such as termination of operations or liquidation.

(3)

The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivables — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classified the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2018 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 year ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate	￦	2.70%	58.20%	74.10%	86.36%
	Gross amount		1,135,441	48,796	125,181	31,547
	Loss allowance		30,628	28,401	92,753	27,244

Other revenue	Expected credit loss rate		1.18%	35.47%	40.03%	68.44%
	Gross amount		817,201	9,126	31,345	81,453
	Loss allowance		9,603	3,237	12,546	55,745

As the Group is a wireless and fixed-line telecommunications service provider, the Group’s financial assets measured at amortized cost consist primarily of receivables from numerous individual customers, and, therefore, no significant credit concentration risk arises.

Receivables related to other revenue mainly consist of receivables from corporate customers. The Group transacts only with corporate customers with credit ratings that are considered to be low at credit risk. In addition, the Group was not exposed to significant credit concentration risk as the Group regularly assesses their credit risk by monitoring their credit rating. While the contract assets are under the impairment requirements, no significant credit risk has been identified.